Goodwill, Deferred Leasing Costs and Other Intangibles - Goodwill (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2019 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Goodwill [Roll Forward]
Goodwill	$ 1,514,561,000		$ 1,514,561,000	$ 660,127,000	$ 658,267,000
Business combinations			0	1,440,229,000	1,860,000
Transfer to held for sale			0	(20,000,000)	0
Disposition			0	(249,795,000)	0
Impairment	0		0	(316,000,000)	0
Goodwill	1,514,561,000		1,514,561,000	$ 1,514,561,000	660,127,000
Industrial
Goodwill [Roll Forward]
Goodwill	20,000,000.0		20,000,000.0
Investment Management
Goodwill [Roll Forward]
Goodwill	$ 1,500,000,000
Impairment			0		$ 0
Goodwill			$ 1,500,000,000
Minimum
Goodwill [Roll Forward]
Terminal year residual multiples				6.5
Incentive fee multiples				3
Discount rate percentage				9.00%
Maximum
Goodwill [Roll Forward]
Terminal year residual multiples				20
Incentive fee multiples				5
Discount rate percentage				25.00%
NorthStar Healthcare | Investment management contracts
Goodwill [Roll Forward]
Write-off of intangible assets		$ 7,000,000.0